SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

Three Months Ended March 31, 2021
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,810
Net Earnings	$4,810
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	32,000,000
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(23,560,263)
Redeemable Net Earnings	$(4,810)
Non-Redeemable Net Loss	$(23,565,073)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted(1)	8,000,000
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(2.95)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

For the Period from July 28, 2020 (inception) Through December 31, 2020
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$4,846

Net Earnings	$4,846
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	31,553,191
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	$0.00
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(12,341,951)
Redeemable Net Earnings	$(4,846)

Non-Redeemable Net Loss	$(12,346,797)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted(1)	7,732,484
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.60)

(1)	As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable securities that are dilutive to the shareholders.

Rocket Lab USA, Inc.
Schedule of basic and diluted net loss per ordinary share

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the three months ended March 31:

	March 31, 2021	March 31, 2020
Numerator
Net loss attributable to common shareholders-basic and diluted	$15,882	$14,247
Denominator
Weighted average common shares outstanding-basic and diluted	8,700,780	8,080,086
Net loss per share attributable to common stockholders-basic and diluted	$1.83	$1.76

The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the years ended December 31:

	2020	2019
Numerator
Net loss attributable to common shareholders-basic and diluted	$55,005	$30,360
Denominator
Weighted average common shares outstanding-basic and diluted	8,324,252	8,016,507
Net loss per share attributable to common stockholders-basic and diluted	$6.61	$3.79

Schedule of estimated useful lives of property, plant and equipment

Depreciation is calculated using a diminishing value method which approximates a double-declining method over the estimated useful lives of assets which are as follows:

Asset Category	Estimated Useful Lives
Buildings and improvements	15 to 30 years
Machinery, equipment, vehicles and office furniture	2 to 12 years
Computer equipment, hardware and software	3 to 5 years
Launch site assets	3 to 10 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life